Basic and Diluted Net Income (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
NET LOSS PER SHARE
Basic and Diluted Net Income (Loss) Per Share

NOTE 12 – BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the three-month periods ended:

	Three-months ended June 30, 2014
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(2,021,070)	62,953,471	$(0.03)
Effect of dilutive securities—Common stock options	-	-	-
Diluted loss per share	$(2,021,070)	62,953,471	$(0.03)

	Three-months ended June 30, 2013
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(907,229)	33,229,093	$(0.03)
Effect of dilutive securities—Common stock options	-	-	-
Diluted loss per share	$(907,229)	33,229,093	$(0.03)

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the six-month periods ended:

	Six-months ended June 30, 2014
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(13,305,999)	56,684,609	$(0.23)
Effect of dilutive securities—Common stock options	-	-	-
Diluted loss per share	$(13,305,999)	56,684,609	$(0.23)

	Six-months ended June 30, 2013
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(1,501,521)	33,229,093	$(0.05)
Effect of dilutive securities—Common stock options	-	-	-
Diluted loss per share	$(1,501,521)	33,229,093	$(0.05)

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the years presented because including them would have been antidilutive for the three and six-month periods ended:

	June 30, 2014	June 30, 2013
Common stock options	21,373,845	15,050,500
Common stock warrants	28,405,782	-
Total common stock equivalents	49,779,627	15,050,500

NOTE 13 – BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the years ended December 31,:

	2013	2012
Net loss attributable to common shareholders, basic	$(4,361,165)	$(2,543,390)
Net loss attributable to common shareholders, diluted	$(4,361,165)	$(2,543,390)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic	9,488,227	9,488,227

Dilutive effect of common stock options	-	-
Weighted-average shares used to compute net loss per share attributable to common stockholders, diluted	9,488,227	9,488,227

Net loss per share attributable to common stockholders, basic	$(0.46)	$(0.27)
Net loss per share attributable to common stockholders, diluted	$(0.46)	$(0.27)

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the years presented because including them would have been antidilutive:

	December 31, 2013	December 31, 2012
Common stock options	15,290,486	15,290,486